Stock-Based Compensation Plans - Additional Information (Detail) shares in Thousands		12 Months Ended
	Jan. 01, 2021 shares	Dec. 31, 2020 CAD ($) shares Plan	Dec. 31, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment		$ 130,000,000	$ 60,000,000
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term		7 years
Weighted average unit fair value of granted		$ 2.27
NSRs [Member] | Events After Reporting [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Additional NSR vested and exercisable | shares	2,738
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		3 years
Liabilities from share based payment		$ 65,000,000	53,000,000
Number of shares vested | shares		7,055
Weighted average trading days		30 days
Intrinsic value of vested		$ 51,000,000	0
PSUs [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting		0.00%
PSUs [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting		200.00%
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		3 years
Liabilities from share based payment		$ 61,000,000	63,000,000
Number of shares vested | shares		8,237
Weighted average trading days		30 days
Intrinsic value of vested		$ 60,000,000	0
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment		$ 10,000,000	$ 16,000,000
Number of Deferred Share Unit Plans | Plan		2
DSUs Option One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs		0.00%
DSUs Option Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs		25.00%
DSUs Option Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs		50.00%
Later than one year [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable		30.00%
Later than two years and not later than three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable		30.00%